Summary of Significant Accounting Policies - Schedule of Subsidiaries (Details)	6 Months Ended
Sep. 30, 2025 HKD ($)
Grande Capital [Member]
Schedule of Subsidiaries [Line Items]
Place of incorporation	Hong Kong
Attributable equity interest %	100.00%
Issued capital	$ 12,000,000
Grande Securities [Member]
Schedule of Subsidiaries [Line Items]
Place of incorporation	Hong Kong
Attributable equity interest %	51.00%
Issued capital	$ 5,000,100